INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2022
INITIAL PUBLIC OFFERING.
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On August 10, 2021, pursuant to the Initial Public Offering, the Company sold 11,500,000 Units, which included a full exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Units, at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder thereof to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 7).